Leases - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) Option	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Lease Disclosure [Line Items]
Number of times to renew amended office lease option | Option	2
Lease renewal options	5 years
Rental expense related to the operating leases	$ 25,529	$ 16,230	$ 61,914
Concord [Member]
Lease Disclosure [Line Items]
Non-cancellable operating lease expired	2017
Annual rental payments	$ 62,120
Charlotte [Member]
Lease Disclosure [Line Items]
Rental expense related to the operating leases	$ 2,888